Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
The components of the Company's accrued liabilities at December 31, 2013 and 2012 were as follows:

	2013	2012
Employee-related liabilities	$174.1	$152.0
Restructuring reserves	15.1	33.3
Taxes and income taxes	46.3	43.6
Interest and rent	14.0	15.1
Other	101.2	90.0
Total accrued liabilities	$350.7	$334.0